Employee benefits - Summary of Average Number Of Employed Persons (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Average number of employees	1,548	1,931	2,222
Sales and marketing
Disclosure of defined benefit plans [line items]
Average number of employees	736	707	796
R&D, design, and digital
Disclosure of defined benefit plans [line items]
Average number of employees	274	656	756
Manufacturing
Disclosure of defined benefit plans [line items]
Average number of employees	17	18	19
Management, administration, and others
Disclosure of defined benefit plans [line items]
Average number of employees	521	550	651